Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	SABRE CORP
Entity Central Index Key	0001597033
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false